UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Potomac Capital Management Inc.
Address:   825 Third Avenue,
           33rd Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Javier Montenegro
Title:   Chief Financial Officer
Phone:   212-257-6082

Signature, Place, and Date of Signing:

/s/ Javier Montenegro       New York, New York         August 13, 2009

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:    $61,779*
_________
     * In Thousands

List of Other Included Managers: None



               QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
                              AS OF JUNE 30, 2009

                                                       FAIR
                                                      MARKET
                                  TITLE                VALUE     SH/    SHRS OR   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP    (x$1000)    PPN    PRN AMT   DISCRETION  MANAGERS      SOLE    SHARED  NONE
--------------                   --------   -----     --------   ---    -------   ----------  --------      ----    ------  ----
ACTIVIDENTITY CORP                 Common    00506P103      101 SH       40,000      sole        -         40,000     -      -
ADVANCED PHOTONIX INC CL A         Common    00754E107    1,840 SH    2,920,218      sole        -      2,920,218     -      -
ADVANCED PHOTONIX INC CL A         Warrants  00754E107      315 WTS     500,000      sole        -        500,000     -      -
AES CORP                           Common    00130H105    1,470 SH      126,650      sole        -        126,650     -      -
ALLOY INC                          Common    019855303    3,933 SH      743,497      sole        -        743,497     -      -
AMERIGON INC                       Common    03070L300       61 SH       10,000      sole        -         10,000     -      -
ARCADIA RESOURCES                  Common    039209101    4,793 SH    7,731,171      sole        -      7,731,171     -      -
ARROWHEAD RESEARCH                 Warrants  042797100       31 WTS      69,500      sole        -         69,500     -      -
ASPYRA INC                         Common    04538V104      267 SH      921,200      sole        -        921,200     -      -
ASYST TECHNOLOGIES INC             Common    04648X107       13 SH      285,125      sole        -        285,125     -      -
AVANTAIR INC                       Common    05350T101    1,237 SH    1,075,566      sole        -      1,075,566     -      -
AVANTAIR INC                       Preferred 05350T101      893 PRD     776,699      sole        -        776,699     -      -
AXCELIS TECHNOLOGIES               Common    054540109      819 SH    1,779,942      sole        -      1,779,942     -      -
AXESSTEL INC                       Common    05459T101      245 SH      790,751      sole        -        790,751     -      -
BAKBONE SOFTWARE INC               Common    057101107      387 SH      992,200      sole        -        992,200     -      -
BLUEPHOENIX SOLUTIONS LTD          Common    M20157109    1,091 SH      445,429      sole        -        445,429     -      -
C&D TECHNOLOGIES INC               Common    124661109      120 SH       60,200      sole        -         60,200     -      -
CAS MED SYS INC                    Common    124769209    1,313 SH      698,205      sole        -        698,205     -      -
COMMAND CENTER                     Common    200497105       99 SH    1,164,400      sole        -      1,164,400     -      -
COMMAND CENTER                     Warrants  200497105       53 WTS     625,000      sole        -        625,000     -      -
CREDENCE SYS CORP SR SB CV         Conv Deb  225302AG3        3 PRN      52,000      sole        -         52,000     -      -
DANKA BUSINESS SYSTEMS PLC ADR     Common    236277109      207 SH    1,839,534      sole        -      1,839,534     -      -
DATATRAK INTL INC                  Common    238134100      303 SH      841,896      sole        -        841,896     -      -
DATATRAK INTL INC                  Warrants  238134100       23 WTS      63,750      sole        -         63,750     -      -
ECTEL LTD                          Common    M29925100      143 SH      310,032      sole        -        310,032     -      -
EINSTEIN NOAH RESTAURANT           Common    28257U104      127 SH       14,700      sole        -         14,700     -      -
ENDWAVE CORPORATION                Common    29264A206    3,882 SH    1,516,586      sole        -      1,516,586     -      -
ESSEX RENTAL CORP                  Warrants  297187106      133 WTS      21,800      sole        -         21,800     -      -
FORTRESS INVESTMENT GROUP INC      Common    34958B106      387 SH      113,100      sole        -        113,100     -      -
FSI INTERNATIONAL INC              Common    302633102      169 SH      411,372      sole        -        411,372     -      -
FX ENERGY INC                      Common    302695101    2,839 SH      743,066      sole        -        743,066     -      -
FX ENERGY INC                      Common    302695101       19 CALL      5,000      sole        -          5,000     -      -
GOLDLEAF FINANCIAL SOLUTIONS       Common    38144H208      179 SH      308,230      sole        -        308,230     -      -
HACKET GROUP INC                   Common    404609109       62 SH       26,500      sole        -         26,500     -      -
HC INNOVATIONS INC                 Common    40413G101       40 WTS     660,547      sole        -        660,547     -      -
HUDSON HIGHLAND GROUP INC          Common    443792106       62 SH       31,400      sole        -         31,400     -      -
HYPERCOM CORP                      Common    44913M105      979 SH      652,407      sole        -        652,407     -      -
INNOVEX INC                        Common    457647105        3 SH       28,768      sole        -         28,768     -      -
INSIGNIA SYS INC                   Common    45765Y105    1,340 SH      471,920      sole        -        471,920     -      -
INTEGRATED MANAGEMENT INFORMATION  Common    45822F107       27 SH      300,000      sole        -        300,000     -      -
INTERLINK ELECTRONICS              Common    458751104      400 SH    1,332,594      sole        -      1,332,594     -      -
INTERNET CAPITAL GROUP INC         Common    46059C205      698 SH      103,755      sole        -        103,755     -      -
INYX INC                           Common    461868101        7 SH    1,725,000      sole        -      1,725,000     -      -
KNIGHTSCOVE MEDIA CORP             Common    49907Q301       89 SH    2,000,000      sole        -      2,000,000     -      -
LCC INTERNATIONAL INC              Preferred 501810105       24 SH    1,343,283      sole        -      1,343,283     -      -
LEADIS TECHNOLOGY INC              Common    52171N103      190 SH      288,300      sole        -        288,300     -      -
LENNAR CORP                        Common    526057104    1,036 SH      106,900      sole        -        106,900     -      -
LIONBRIDGE TECHNOLOGIES INC        Common    536252109    2,190 SH    1,190,217      sole        -      1,190,217     -      -
LTX CORP                           Common    502392103      562 SH    1,170,181      sole        -      1,170,181     -      -
MANAGEMENT NETWORK GROUP INC       Common    561693102    1,729 SH    4,672,799      sole        -      4,672,799     -      -
MICRONETICS INC                    Common    595125105      520 SH      173,788      sole        -        173,788     -      -
MIPS TECHNOLOGIES                  Common    604567107      281 SH       93,818      sole        -         93,818     -      -
NEWTEK BUSINESS SERVICES INC       Common    652526104      856 SH    1,782,641      sole        -      1,782,641     -      -
NEOSE TECHNOLOGIES INC             Common    640522108       74 SH      742,574      sole        -        742,574     -      -
NEXXUS LIGHTING                    Common    868042102    3,942 SH      656,986      sole        -        656,986     -      -
NEXXUS LIGHTING                    Warrants  868042102    1,752 WTS     291,929      sole        -        291,929     -      -
NUMERAX INC                        Common    67053A102    6,877 SH    1,369,896      sole        -      1,369,896     -      -
ORCHID CELLMARK INC                Common    68573C107      191 SH      119,635      sole        -        119,635     -      -
OPTIMAL GROUP INC                  Common    68388R208      440 SH    1,188,917      sole        -      1,188,917     -      -
PANTHEON CHINA ACQUISTION CORP     Warrants  698659109    1,498 WTS     250,000      sole        -        250,000     -      -
PLANAR SYSTEMS                     Common    726900103      868 SH      717,540      sole        -        717,540     -      -
PLX TECHNOLOGY INC                 Common    693417107       81 SH       21,471      sole        -         21,471     -      -
POKERTEK INC                       Common    730864105       46 SH       60,303      sole        -         60,303     -      -
PROLINK HOLDINGS CORP              Common    74340T100        5 SH    1,001,307      sole        -      1,001,307     -      -
QUEST RESOURCE CORP                Common    748349305       20 SH       62,100      sole        -         62,100     -      -
RAINMAKER SYSTEMS INC              Common    750875304       81 SH       53,946      sole        -         53,946     -      -
REGIONS FINANCIAL CORP             Common    7591EP100      387 SH       95,750      sole        -         95,750     -      -
REMEDENT INC                       Common    75954T104      451 SH      819,719      sole        -        819,719     -      -
REMEDENT INC                       Warrants  75954T104      561 WTS   1,020,000      sole        -      1,020,000     -      -
RUSSELL 2000 INDEX                 Common    12496N105       74 PUT      12,500      sole        -         12,500     -      -
SEAGATE TECHNOLOGY                 Common    G7945J104      235 SH       22,500      sole        -         22,500     -      -
SEAGATE TECHNOLOGY                 Common    G7945J104      418 CALL     40,000      sole        -         40,000     -      -
SILICON IMAGE INC                  Common    82705T102      501 SH      218,984      sole        -        218,984     -      -
SRS LABORATORIES INC               Common    78464M106      743 SH      111,769      sole        -        111,769     -      -
STOCKER AND YALE INC               Common    86126T203      117 SH    1,166,932      sole        -      1,166,932     -      -
TECHWELL INC                       Common    87874D101      706 SH       83,041      sole        -         83,041     -      -
TIER TECHNOLOGIES INC CL B         Common    88650Q100    1,401 SH      181,482      sole        -        181,482     -      -
TRIQUINT SEMICONDUCTOR             Common    89674K103      106 SH       20,000      sole        -         20,000     -      -
US AIRWAYS GROUP INC               Common    90341W108      227 SH       93,500      sole        -         93,500     -      -
VALERO ENERGY CORP                 Common    91913Y100      169 SH       10,000      sole        -         10,000     -      -
WENDYS/ARBYS GROUP INC             Common    950587105    1,004 SH      251,080      sole        -        251,080     -      -
WESTERN POWER & EQUIP CORP         Common    959221102        4 SH      361,699      sole        -        361,699     -      -
WHITE ELECTRONIC DESIGNS CORP      Common    963801105      210 SH       45,066      sole        -         45,066     -      -

                                                         61,779
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